Sales of Goods (Details) - Schedule of sales of goods - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segments
Sale of cement, concrete, mortar and precast	S/ 1,963,826	S/ 1,784,487	S/ 1,185,186
Sale of construction supplies	114,024	113,905	78,192
Sale of quicklime	37,858	39,141	32,473
Sale of other	38	234	483
Total sales of goods	2,115,746	1,937,767	1,296,334
Moment of the revenue recognition
Goods transferred at a point in time	2,115,746	1,937,767	1,296,334
Cement [Member]
Segments
Sale of cement, concrete, mortar and precast	1,742,704	1,534,867	1,023,907
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	1,742,704	1,534,867	1,023,907
Moment of the revenue recognition
Goods transferred at a point in time	1,742,704	1,534,867	1,023,907
Concrete [Member]
Segments
Sale of cement, concrete, mortar and precast	189,945	213,565	126,135
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	189,945	213,565	126,135
Moment of the revenue recognition
Goods transferred at a point in time	189,945	213,565	126,135
Precast [Member]
Segments
Sale of cement, concrete, mortar and precast	31,177	36,055	35,144
Sale of construction supplies
Sale of quicklime
Sale of other
Total sales of goods	31,177	36,055	35,144
Moment of the revenue recognition
Goods transferred at a point in time	31,177	36,055	35,144
Quicklime [Member]
Segments
Sale of cement, concrete, mortar and precast
Sale of construction supplies
Sale of quicklime	37,858	39,141	32,473
Sale of other
Total sales of goods	37,858	39,141	32,473
Moment of the revenue recognition
Goods transferred at a point in time	37,858	39,141	32,473
Construction supplies [Member]
Segments
Sale of cement, concrete, mortar and precast
Sale of construction supplies	114,024	113,905	78,192
Sale of quicklime
Sale of other
Total sales of goods	114,024	113,905	78,192
Moment of the revenue recognition
Goods transferred at a point in time	114,024	113,905	78,192
Other [Member]
Segments
Sale of cement, concrete, mortar and precast
Sale of construction supplies
Sale of quicklime
Sale of other	38	234	483
Total sales of goods	38	234	483
Moment of the revenue recognition
Goods transferred at a point in time	S/ 38	S/ 234	S/ 483